(Delaware Cash Reserve Fund - Class A, Consultant Class)
What is the Fund's investment objective?
Delaware Cash Reserve Fund seeks to provide maximum current income, while preserving principal and maintaining liquidity.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (Delaware Cash Reserve Fund - Class A, Consultant Class)	Class A	Consultant Class
Management fees	0.45%	0.45%
Distribution and service (12b-1) fees	none	0.30%
Other expenses	0.31%	0.31%
Total annual fund operating expenses	0.76%	1.06%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Cash Reserve Fund - Class A, Consultant Class) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	74	230	401	894
Consultant Class	104	325	563	1,248

What are the Fund's principal investment strategies?

The Fund invests in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, asset-backed securities, and short-term debt instruments of banks and corporations.

The Fund is a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates.

The Fund maintains an average maturity of 60 days or less. Also, the Fund's investment manager, Delaware Management Company (Manager), will not purchase any instruments with an effective remaining maturity of more than 397 calendar days (approximately 13 months). We intend to hold the Fund's investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio, or maintain a stable share value.

What are the principal risks of investing in the Fund?

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates -- Investments in a fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of a fund, the repayment of capital from a fund, or any particular rate of return.

Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.

Credit risk -- The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Counterparty risk -- The risk that a counterparty to a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Inflation risk -- The risk that the return from your investments will be less than the increase in the cost of living due to inflation.

How has Delaware Cash Reserve® Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of June 30, 2011, the Fund's Class A shares had a calendar year-to-date return of 0.02%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 1.27% for the quarter ended March 31, 2001 and its lowest quarterly return was 0.01% for the quarter ended December 31, 2010.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns (Delaware Cash Reserve Fund - Class A, Consultant Class)	1 Year	5 Years	10 Years
Class A	0.06%	2.28%	2.02%
Consultant Class	0.06%	2.12%	1.81%

Investors interested in obtaining the 7-day yield for either class may call 800 523-1918.
(Delaware Cash Reserve Fund - Class B and Class C)
What is the Fund's investment objective?
Delaware Cash Reserve Fund seeks to provide maximum current income, while preserving principal and maintaining liquidity.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Delaware Cash Reserve Fund - Class B and Class C)		Class B	Class C
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	[1]	4.00%	1.00%
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Cash Reserve Fund - Class B and Class C)	Class B	Class C
Management fees	0.45%	0.45%
Distribution and service (12b-1) fees	1.00%	1.00%
Other expenses	0.31%	0.31%
Total annual fund operating expenses	1.76%	1.76%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Cash Reserve Fund - Class B and Class C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	579	829	1,179	1,809
Class C	279	554	954	2,073

Expense Example, No Redemption (Delaware Cash Reserve Fund - Class B and Class C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	179	554	954	1,809
Class C	179	554	954	2,073

What are the Fund's principal investment strategies?

The Fund invests in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, asset-backed securities, and short-term debt instruments of banks and corporations.

The Fund is a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates.

The Fund maintains an average maturity of 60 days or less. Also, the Fund's investment manager, Delaware Management Company (Manager), will not purchase any instruments with an effective remaining maturity of more than 397 calendar days (approximately 13 months). We intend to hold the Fund's investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio, or maintain a stable share value.

What are the principal risks of investing in the Fund?

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates -- Investments in a fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of a fund, the repayment of capital from a fund, or any particular rate of return.

Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.

Credit risk -- The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Counterparty risk -- The risk that a counterparty to a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Inflation risk -- The risk that the return from your investments will be less than the increase in the cost of living due to inflation.

How has Delaware Cash Reserve® Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Class B)

As of June 30, 2011, the Fund's Class B had a calendar year-to-date return of 0.02%. During the periods illustrated in this bar chart, Class B's highest quarterly return was 1.02% for the quarter ended March 31, 2001, and its lowest quarterly return was 0.01% for the quarter ended December 31, 2010. The maximum Class B contingent deferred sales charge (CDSC) of 4%, which is normally deducted when you redeem shares, is not reflected in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table do include the sales charge.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns (Delaware Cash Reserve Fund - Class B and Class C)	1 Year	5 Years	10 Years
Class B	(3.94%)	1.24%	1.34%
Class C	(0.94%)	1.66%	1.34%

Investors interested in obtaining the 7-day yield for either class may call 800 523-1918.

(Delaware Cash Reserve Fund - Class A, Consultant Class) |
What is the Fund's investment objective?
Delaware Cash Reserve Fund seeks to provide maximum current income, while preserving principal and maintaining liquidity.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (Delaware Cash Reserve Fund - Class A, Consultant Class)	Class A	Consultant Class
Management fees	0.45%	0.45%
Distribution and service (12b-1) fees	none	0.30%
Other expenses	0.31%	0.31%
Total annual fund operating expenses	0.76%	1.06%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Cash Reserve Fund - Class A, Consultant Class) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	74	230	401	894
Consultant Class	104	325	563	1,248

What are the Fund's principal investment strategies?

The Fund invests in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, asset-backed securities, and short-term debt instruments of banks and corporations.

The Fund is a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates.

The Fund maintains an average maturity of 60 days or less. Also, the Fund's investment manager, Delaware Management Company (Manager), will not purchase any instruments with an effective remaining maturity of more than 397 calendar days (approximately 13 months). We intend to hold the Fund's investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio, or maintain a stable share value.

What are the principal risks of investing in the Fund?

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates -- Investments in a fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of a fund, the repayment of capital from a fund, or any particular rate of return.

Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.

Credit risk -- The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Counterparty risk -- The risk that a counterparty to a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Inflation risk -- The risk that the return from your investments will be less than the increase in the cost of living due to inflation.

How has Delaware Cash Reserve® Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of June 30, 2011, the Fund's Class A shares had a calendar year-to-date return of 0.02%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 1.27% for the quarter ended March 31, 2001 and its lowest quarterly return was 0.01% for the quarter ended December 31, 2010.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns (Delaware Cash Reserve Fund - Class A, Consultant Class)	1 Year	5 Years	10 Years
Class A	0.06%	2.28%	2.02%
Consultant Class	0.06%	2.12%	1.81%

Investors interested in obtaining the 7-day yield for either class may call 800 523-1918.

(Delaware Cash Reserve Fund - Class B and Class C) |
What is the Fund's investment objective?
Delaware Cash Reserve Fund seeks to provide maximum current income, while preserving principal and maintaining liquidity.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Delaware Cash Reserve Fund - Class B and Class C)		Class B	Class C
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	[1]	4.00%	1.00%
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Cash Reserve Fund - Class B and Class C)	Class B	Class C
Management fees	0.45%	0.45%
Distribution and service (12b-1) fees	1.00%	1.00%
Other expenses	0.31%	0.31%
Total annual fund operating expenses	1.76%	1.76%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Cash Reserve Fund - Class B and Class C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	579	829	1,179	1,809
Class C	279	554	954	2,073

Expense Example, No Redemption (Delaware Cash Reserve Fund - Class B and Class C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	179	554	954	1,809
Class C	179	554	954	2,073

What are the Fund's principal investment strategies?

The Fund invests in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, asset-backed securities, and short-term debt instruments of banks and corporations.

The Fund is a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates.

The Fund maintains an average maturity of 60 days or less. Also, the Fund's investment manager, Delaware Management Company (Manager), will not purchase any instruments with an effective remaining maturity of more than 397 calendar days (approximately 13 months). We intend to hold the Fund's investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio, or maintain a stable share value.

What are the principal risks of investing in the Fund?

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates -- Investments in a fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of a fund, the repayment of capital from a fund, or any particular rate of return.

Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.

Credit risk -- The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Counterparty risk -- The risk that a counterparty to a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Inflation risk -- The risk that the return from your investments will be less than the increase in the cost of living due to inflation.

How has Delaware Cash Reserve® Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Class B)

As of June 30, 2011, the Fund's Class B had a calendar year-to-date return of 0.02%. During the periods illustrated in this bar chart, Class B's highest quarterly return was 1.02% for the quarter ended March 31, 2001, and its lowest quarterly return was 0.01% for the quarter ended December 31, 2010. The maximum Class B contingent deferred sales charge (CDSC) of 4%, which is normally deducted when you redeem shares, is not reflected in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table do include the sales charge.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns (Delaware Cash Reserve Fund - Class B and Class C)	1 Year	5 Years	10 Years
Class B	(3.94%)	1.24%	1.34%
Class C	(0.94%)	1.66%	1.34%

Investors interested in obtaining the 7-day yield for either class may call 800 523-1918.

Shareholder Fees ((Delaware Cash Reserve Fund - Class B and Class C), dei_LegalEntityAxis)	0 Months Ended
Jul. 29, 2011
Class B
Shareholder Fees:
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	4.00% [1]
Class C
Shareholder Fees:
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00% [1]

[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual Fund Operating Expenses (dei_LegalEntityAxis)	0 Months Ended
Jul. 29, 2011
(Delaware Cash Reserve Fund - Class A, Consultant Class) | Class A
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	none
Other expenses	0.31%
Total annual fund operating expenses	0.76%
(Delaware Cash Reserve Fund - Class A, Consultant Class) | Consultant Class
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.31%
Total annual fund operating expenses	1.06%
(Delaware Cash Reserve Fund - Class B and Class C) | Class B
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.31%
Total annual fund operating expenses	1.76%
(Delaware Cash Reserve Fund - Class B and Class C) | Class C
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.31%
Total annual fund operating expenses	1.76%

Annual Total Returns (dei_LegalEntityAxis)	0 Months Ended
Jul. 29, 2011
(Delaware Cash Reserve Fund - Class A, Consultant Class) | Class A
Bar Chart Table:
Annual Return 2001	3.59%
Annual Return 2002	1.00%
Annual Return 2003	0.73%
Annual Return 2004	0.91%
Annual Return 2005	2.60%
Annual Return 2006	4.43%
Annual Return 2007	4.71%
Annual Return 2008	2.15%
Annual Return 2009	0.16%
Annual Return 2010	0.06%
(Delaware Cash Reserve Fund - Class B and Class C) | Class B
Bar Chart Table:
Annual Return 2001	2.56%
Annual Return 2002	0.18%
Annual Return 2003	0.11%
Annual Return 2004	0.41%
Annual Return 2005	1.84%
Annual Return 2006	3.40%
Annual Return 2007	3.68%
Annual Return 2008	1.15%
Annual Return 2009	0.08%
Annual Return 2010	0.06%

Average Annual Total Returns (dei_LegalEntityAxis)	0 Months Ended
Jul. 29, 2011
(Delaware Cash Reserve Fund - Class A, Consultant Class) | Class A
Average Annual Return:
1 Year	0.06%
5 Years	2.28%
10 Years	2.02%
(Delaware Cash Reserve Fund - Class A, Consultant Class) | Consultant Class
Average Annual Return:
1 Year	0.06%
5 Years	2.12%
10 Years	1.81%
(Delaware Cash Reserve Fund - Class B and Class C) | Class B
Average Annual Return:
1 Year	(3.94%)
5 Years	1.24%
10 Years	1.34%
(Delaware Cash Reserve Fund - Class B and Class C) | Class C
Average Annual Return:
1 Year	(0.94%)
5 Years	1.66%
10 Years	1.34%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP CASH RESERVE
Central Index Key	dei_EntityCentralIndexKey	0000230173
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 29, 2011
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
(Delaware Cash Reserve Fund - Class A, Consultant Class) |
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware Cash Reserve Fund seeks to provide maximum current income, while preserving principal and maintaining liquidity.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investments)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, asset-backed securities, and short-term debt instruments of banks and corporations.

The Fund is a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates.

The Fund maintains an average maturity of 60 days or less. Also, the Fund's investment manager, Delaware Management Company (Manager), will not purchase any instruments with an effective remaining maturity of more than 397 calendar days (approximately 13 months). We intend to hold the Fund's investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio, or maintain a stable share value.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates -- Investments in a fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of a fund, the repayment of capital from a fund, or any particular rate of return.

Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.

Credit risk -- The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Counterparty risk -- The risk that a counterparty to a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Inflation risk -- The risk that the return from your investments will be less than the increase in the cost of living due to inflation.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Cash Reserve® Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Class A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the Fund's Class A shares had a calendar year-to-date return of 0.02%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 1.27% for the quarter ended March 31, 2001 and its lowest quarterly return was 0.01% for the quarter ended December 31, 2010.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Investors interested in obtaining the 7-day yield for either class may call 800 523-1918.
(Delaware Cash Reserve Fund - Class A, Consultant Class) | | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	894
Annual Return 2001	rr_AnnualReturn2001	3.59%
Annual Return 2002	rr_AnnualReturn2002	1.00%
Annual Return 2003	rr_AnnualReturn2003	0.73%
Annual Return 2004	rr_AnnualReturn2004	0.91%
Annual Return 2005	rr_AnnualReturn2005	2.60%
Annual Return 2006	rr_AnnualReturn2006	4.43%
Annual Return 2007	rr_AnnualReturn2007	4.71%
Annual Return 2008	rr_AnnualReturn2008	2.15%
Annual Return 2009	rr_AnnualReturn2009	0.16%
Annual Return 2010	rr_AnnualReturn2010	0.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	As of June 30, 2011, the Fund's Class A shares had a calendar year-to-date return of 0.02%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 1.27% for the quarter ended March 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was 0.01% for the quarter ended December 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.06%
5 Years	rr_AverageAnnualReturnYear05	2.28%
10 Years	rr_AverageAnnualReturnYear10	2.02%
(Delaware Cash Reserve Fund - Class A, Consultant Class) | | Consultant Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
1 Year	rr_AverageAnnualReturnYear01	0.06%
5 Years	rr_AverageAnnualReturnYear05	2.12%
10 Years	rr_AverageAnnualReturnYear10	1.81%
(Delaware Cash Reserve Fund - Class B and Class C) |
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware Cash Reserve Fund seeks to provide maximum current income, while preserving principal and maintaining liquidity.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, asset-backed securities, and short-term debt instruments of banks and corporations.

The Fund is a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates.

The Fund maintains an average maturity of 60 days or less. Also, the Fund's investment manager, Delaware Management Company (Manager), will not purchase any instruments with an effective remaining maturity of more than 397 calendar days (approximately 13 months). We intend to hold the Fund's investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio, or maintain a stable share value.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates -- Investments in a fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of a fund, the repayment of capital from a fund, or any particular rate of return.

Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.

Credit risk -- The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Counterparty risk -- The risk that a counterparty to a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Inflation risk -- The risk that the return from your investments will be less than the increase in the cost of living due to inflation.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Cash Reserve® Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Class B)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the Fund's Class B had a calendar year-to-date return of 0.02%. During the periods illustrated in this bar chart, Class B's highest quarterly return was 1.02% for the quarter ended March 31, 2001, and its lowest quarterly return was 0.01% for the quarter ended December 31, 2010. The maximum Class B contingent deferred sales charge (CDSC) of 4%, which is normally deducted when you redeem shares, is not reflected in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Investors interested in obtaining the 7-day yield for either class may call 800 523-1918.
(Delaware Cash Reserve Fund - Class B and Class C) | | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	579
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	829
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,179
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,809
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	554
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	954
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,809
Annual Return 2001	rr_AnnualReturn2001	2.56%
Annual Return 2002	rr_AnnualReturn2002	0.18%
Annual Return 2003	rr_AnnualReturn2003	0.11%
Annual Return 2004	rr_AnnualReturn2004	0.41%
Annual Return 2005	rr_AnnualReturn2005	1.84%
Annual Return 2006	rr_AnnualReturn2006	3.40%
Annual Return 2007	rr_AnnualReturn2007	3.68%
Annual Return 2008	rr_AnnualReturn2008	1.15%
Annual Return 2009	rr_AnnualReturn2009	0.08%
Annual Return 2010	rr_AnnualReturn2010	0.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	As of June 30, 2011, the Fund's Class B had a calendar year-to-date return of 0.02%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 1.02% for the quarter ended March 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was 0.01% for the quarter ended December 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	(3.94%)
5 Years	rr_AverageAnnualReturnYear05	1.24%
10 Years	rr_AverageAnnualReturnYear10	1.34%
(Delaware Cash Reserve Fund - Class B and Class C) | | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	279
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	554
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	954
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,073
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	554
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	954
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,073
1 Year	rr_AverageAnnualReturnYear01	(0.94%)
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	1.34%
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.